SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended					1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 YA Global [Member]	Dec. 31, 2013 YA Global [Member] Scenario, Forecast [Member]	Jan. 30, 2014 Subsequent Event [Member] Deferred Warrants [Member]	Feb. 03, 2014 Subsequent Event [Member] YA Global [Member]	Feb. 03, 2014 Subsequent Event [Member] YA Global [Member] Scenario, Forecast [Member]
Subsequent Event [Line Items]
Issuance of Ordinary shares	$ 241,000		$ 300,000	$ 600,000			$ 2,000,000
Percentage of VWAP				95.00%			95.00%
Proceeds from bridge loan						$ 500,000
Stated interest rate						10.00%
Number of warrants					161,000
Exercise price of warrants					7.43